Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Income (Loss) Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share
	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

	In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$(22,931)	$(173)	$(239,219)	$3,914
Adjustment of redeemable non-controlling interest to redemption amount	(1800)	-	(1800)	-
Net income (loss) attributable to Stratasys Ltd. for basic income (loss) per share	(24,731)	(173)	(241,019)	3,914

Adjustment of deferred payments liability revaluation	(3,988)	-	(3,988)	-
Net income (loss) attributable to Stratasys Ltd. for diluted income (loss) per share	(28,719)	(173)	(245,007)	3,914

Denominator:
Weighted average shares – denominator for basic net income (loss) per share	51,405	49,373	51,181	49,323
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock
options and unvested RSUs	-	-	-	1,250
Held back issuable shares in connection with MakerBot	-	-	-	665
Shares settlement presumed for deferred payments liability	465	-	232	-
Denominator for diluted income (loss) per share	51,870	49,373	51,413	51,238

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.48)	$(0.00)	$(4.71)	$0.08
Diluted	$(0.55)	$(0.00)	$(4.77)	$0.08